Basis of preparation	3 Months Ended
Mar. 31, 2021
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated interim financial statements for the three months ended March 31, 2021 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2020, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on May 4, 2021.
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2020, except for hedge accounting as disclosed in this note and taxes on income. Taxes on income are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
On March 11, 2020, the World Health Organization officially declared COVID-19, the disease caused by novel coronavirus, a pandemic. The Directors are working with Management to monitor the evolution of the pandemic, including how it may affect the markets and the general population and also the potential financial impact. The final impact of the pandemic on the Company is hard to predict, however, the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these financial statements.
On January 1, 2021, the Company adopted hedge accounting under IFRS 9, as the hedge accounting requirements have been simplified and are more closely aligned to the Company's risk management strategy. Under IFRS 9 all existing hedging relationships qualified as continuing hedging relationships.
Impact of adoption of IFRS 9 for hedge accounting
The Company applied IFRS 9 hedge accounting prospectively, "except for application of the cost of hedging approach". The Company has elected the cost of hedging approach for the fair value movement of all hedging instruments, whereby the movements will be recognized within equity, to the extent that they relate to the hedged item. As permitted by the standard, adjustments required as a result of adopting the cost of hedging approach, have been made to the opening Consolidated Statement of Changes in Equity. As such, prior year comparatives have not been restated. A summary of adjustments arising from application of IFRS 9 for hedge accounting as of January 1, 2021 are as follows:

	Opening Balance January 1, 2021 (IAS 39) €m	Impact of change in policy €m	Opening Balance January 1, 2021 (IFRS 9) €m
Cash flow hedge reserve	(24.5)	2.8	(21.7)
Cost of hedging reserve	—	(4.4)	(4.4)
Other reserves	(24.5)	(1.6)	(26.1)

Translation reserve	84.7	1.6	86.3
The Company's policy is to reduce its risk of foreign exchange movements on forecasted transactions (such as purchases of raw materials) in currencies other than the operating entity's functional currency using forward foreign exchange contracts designated as cash flow hedges. Under IFRS 9, in cash flow hedges of a forecast transaction that result in the recognition of a non-financial item (such as inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition. The Company has elected to apply this accounting policy prospectively and therefore as at January 1, 2021 any existing hedges of non-financial items (such as inventory) that were already recognized in the Consolidated Statement of Financial Position, did not result in an opening balance transfer out of equity to the non-financial item as a result of the transition to IFRS 9. For the three months ended March 31, 2021 €6.8 million was recognized as a basis adjustment transferred to the carrying value of inventory on the Consolidated Statement of Financial Position. This is not a reclassification adjustment and will not be recognized in the Consolidated Statement of Other Comprehensive Income for the period.
Updated accounting policy for hedge accounting applied from January 1, 2021, following the adoption of IFRS 9 for hedge accounting
Derivative financial instruments are recognized at fair value. When a derivative financial instrument is not designated in a hedge accounting relationship, all changes in its fair value are recognized immediately in the Consolidated Statement of Profit or Loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the item being hedged. The Company has elected the cost of hedging approach for the fair value movement on currency basis spreads of all hedging relationships, whereby the movements will be recognized within equity, if material, to the extent that they relate to the hedged item. In cash flow hedges of a forecast transaction that result in the recognition of a non-financial item (such as inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition.
The fair value of all financial derivative instruments (including but not limited to forward foreign exchange contracts, and cross currency interest rates swaps), is determined per market standard using forward foreign exchange and interest rates at the balance sheet date, with the resulting value discounted back to present value.
Cross currency interest rate swaps can be entered into in order to mitigate perceived risks to foreign exchange translation risk and interest rate risk.
Foreign exchange forward contracts can be entered into in order to mitigate perceived risks to foreign exchange transaction risk.
The Company applies the hedge accounting requirements of IFRS 9 to all hedging relationships.
a)    Cash flow hedges
Where a derivative financial instrument is designated as a hedge of the cash flow of a recognized asset or liability, (including a highly probable forecast transaction) the effective part of any gain or loss on the derivative financial instrument is recognized directly in the cash flow hedging reserve, within other reserves. Any ineffective portion of the hedge is recognized immediately in the Consolidated Statement of Profit or Loss.
If the result of a forecasted transaction is recognition of a non-financial asset (for example inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve (presented together as 'Other reserves') are included in the initial cost of the non-financial item upon its recognition. For all other hedged forecasted transactions, the amounts accumulated in the hedging reserve and cost of hedging reserve are reclassified to the Consolidated Statement of Profit or Loss in the same period, or periods, in which the hedged forecasted future cash flows affect the Consolidated Statement of Profit or Loss.
When a hedging instrument expires or is sold, exercised or otherwise terminated, or the entity revokes designation of the hedge relationship but the hedged forecast transaction is still expected to occur, the cumulative gain or loss at that point remains in equity and is recognized when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss recognized in equity is recognized in the Consolidated Statement of Profit or Loss immediately.
b)     Net investment hedges